Statutory Financial Data and Dividend Restrictions	12 Months Ended
Dec. 31, 2012
Notes
Statutory Financial Data and Dividend Restrictions

Note 8:  Statutory Financial Data and Dividend Restrictions

The Company is a life and health insurer and is domiciled in Iowa.  The Company files statutory-basis financial statements with insurance regulatory authorities.  The Company used no permitted practices in 2012, 2011 or 2010.  Certain statutory basis financial information for MLIC is presented in the table below as of and for the years ended December 31.

	Statutory Basis		Statutory Basis
	Catpital and Surplus		Net Income (Loss)
	2012	2011	2012	2011	2010

MLIC	$ 16,995	$ 28,061	$ 3,259	$ (95)	$ (1,219)

The Company is subject to statutory regulations as to maintenance of equity and the payment of dividends.  Generally, ordinary dividends from an insurance subsidiary to its parent company must meet notice requirements promulgated by the regulator of the subsidiary’s state of domicile (“Insurance Department”).  Extraordinary dividends, as defined by state statutes, must be approved by the Insurance Department.  The Company is subject to statutory dividend restrictions in Iowa and is restricted to paying $1,495 as of December 31, 2012.

Risk-based capital requirements promulgated by the National Association of Insurance Commissioners require U.S. insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk.  At December 31, 2012 and 2011, the Company’s adjusted equity exceeded the minimum requirements.